Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Alpha Time Acquisition Corp [Member]
Cash Flows from Operating Activities:
Net income (loss) from operations	$ 1,941,118	$ (784)
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned on Trust Account	(3,130,199)
Changes in current assets and liabilities:
Prepaid expenses, non-current	(35,000)	(8,466)
Accrued offering costs and expenses	674,635	(31,552)
Due to related party	173,389	40,802
Net cash used in operating activities	(376,057)
Cash Flows from Investing Activities:
Investment held in Trust Account at beginning	(70,242,000)
Proceeds from sale of investments in the Trust Account	71,915,996
Purchase of investments in the Trust Account	(72,605,996)
Net cash used in investing activities	(70,932,000)
Cash Flows from Financing Activities:
Proceeds from sale of ordinary shares	69,000,000
Proceeds from issuance of Private Units	4,092,000
Proceeds from issuance of promissory note to related party	690,000
Payment of underwriting discount	(1,612,500)
Proceeds from Unit Purchase Option	100
Payment to related party	(368,066)
Payment of offering costs	(478,423)
Net cash provided by financing activities	71,323,111
Net change in cash and cash equivalents	15,054
Cash and cash equivalents beginning of the year
Cash and cash equivalents end of the year	15,054
Supplemental disclosure of noncash financing activities:
Deferred offering costs included in accrued expenses	3,640	117,843
Deferred offering costs paid by related party	13,429	47,834
Deferred offering costs adjusted from prepaid expenses	60	414
Deferred offering costs charged to APIC	865,199
Deferred offering cost related to fair value of Unit Purchase Option net of proceeds	10,681
Allocation of offering costs to ordinary shares subject to redemption	4,770,382
Reclassification of ordinary shares subject to redemption	67,274,310
Remeasurement adjustment on class A common stock subject to possible redemption	8,427,382
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account)	3,130,199
Subsequent measurement of ordinary shares subject to possible redemption	3,130,199
Deferred underwriting commission charged to APIC	$ 2,415,000